INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS

At December 31, 2011, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$13,414.9	$1,513.4	$(86.4)	$14,841.9	$—
United States Treasury securities and obligations of United States government corporations and agencies	298.0	7.4	—	305.4	—
States and political subdivisions	1,778.7	189.3	(13.6)	1,954.4	—
Debt securities issued by foreign governments	1.3	.1	—	1.4	—
Asset-backed securities	1,227.2	43.3	(30.9)	1,239.6	—
Collateralized debt obligations	323.1	1.1	(4.4)	319.8	—
Commercial mortgage-backed securities	1,351.0	89.9	(7.9)	1,433.0	—
Mortgage pass-through securities	30.5	1.6	(.1)	32.0	—
Collateralized mortgage obligations	1,314.8	77.8	(4.0)	1,388.6	(.3)
Total investment grade fixed maturities, available for sale	19,739.5	1,923.9	(147.3)	21,516.1	(.3)
Below-investment grade (a):
Corporate securities	1,055.5	25.6	(50.5)	1,030.6	—
Asset-backed securities	178.0	2.2	(5.8)	174.4	—
Collateralized debt obligations	9.4	—	(1.9)	7.5	—
Collateralized mortgage obligations	796.7	8.1	(17.4)	787.4	(11.5)
Total below-investment grade fixed maturities, available for sale	2,039.6	35.9	(75.6)	1,999.9	(11.5)
Total fixed maturities, available for sale	$21,779.1	$1,959.8	$(222.9)	$23,516.0	$(11.8)
Equity securities	$177.0	$1.2	$(3.1)	$175.1
_______________

(a)
Investment ratings – Investment ratings are assigned the second lowest rating by a nationally recognized statistical rating organization (Moody's Investor Services, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”)), or if not rated by such firms, the rating assigned by the NAIC.  NAIC designations of “1” or “2” include fixed maturities generally rated investment grade (rated “Baa3” or higher by Moody’s or rated “BBB-” or higher by S&P and Fitch).  NAIC designations of “3” through “6” are referred to as below-investment grade (which generally are rated “Ba1” or lower by Moody’s or rated “BB+” or lower by S&P and Fitch).  References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.

The NAIC evaluates the fixed maturity investments of insurers for regulatory and capital assessment purposes and assigns securities to one of six credit quality categories called NAIC designations, which are used by insurers when preparing their annual statements based on statutory accounting principles. The NAIC designations are generally similar to the credit quality designations of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) for marketable fixed maturity securities, except for certain structured securities as described below. The following summarizes the NAIC designations and NRSRO equivalent ratings:

NAIC Designation	NRSRO Equivalent Rating
1	AAA/AA/A
2	BBB
3	BB
4	B
5	CCC and lower
6	In or near default

The NAIC adopted revised rating methodologies for non-agency residential mortgage-backed securities that became effective December 31, 2009 and for commercial mortgage-backed traded securities and all other asset-backed securities that became effective December 31, 2010. The NAIC's objective with the revised ratings was to increase the accuracy in assessing potential losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. Accordingly, certain structured securities rated NAIC 1 and NAIC 2 could be assigned below investment grade ratings by the NRSROs.

A summary of our fixed maturity securities, available for sale, by NAIC designations (or for fixed maturity securities held by non-regulated entities, based on NRSRO ratings) as of December 31, 2011 is as follows (dollars in millions):

NAIC designation	Amortized cost	Estimated fair value	Percentage of total estimated fair value
1	$10,617.4	$11,504.2	48.9%
2	9,982.9	10,855.4	46.2
3	877.2	861.3	3.6
4	279.3	277.2	1.2
5	21.9	17.4	.1
6.4		.5	—
	$21,779.1	$23,516.0	100.0%

At December 31, 2010, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade:
Corporate securities	$12,032.9	$623.4	$(108.8)	$12,547.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	299.1	5.6	(11.8)	292.9	—
States and political subdivisions	1,836.1	8.6	(95.6)	1,749.1	—
Debt securities issued by foreign governments	.8	.1	—	.9	—
Asset-backed securities	1,204.0	31.7	(28.5)	1,207.2	—
Collateralized debt obligations	238.7	3.4	(1.1)	241.0	—
Commercial mortgage-backed securities	1,292.8	76.4	(9.0)	1,360.2	(.1)
Mortgage pass-through securities	29.5	1.8	—	31.3	—
Collateralized mortgage obligations	1,416.7	25.7	(30.1)	1,412.3	(1.6)
Total investment grade fixed maturities, available for sale	18,350.6	776.7	(284.9)	18,842.4	(1.7)
Below-investment grade:
Corporate securities	1,227.3	24.4	(38.8)	1,212.9	—
States and political subdivisions	4.7	—	(1.5)	3.2	—
Asset-backed securities	57.5	1.5	(2.8)	56.2	—
Collateralized debt obligations	14.3	1.2	—	15.5	—
Commercial mortgage-backed securities	7.0	—	(3.5)	3.5	—
Collateralized mortgage obligations	494.4	11.2	(5.4)	500.2	(21.7)
Total below-investment grade fixed maturities, available for sale	1,805.2	38.3	(52.0)	1,791.5	(21.7)
Total fixed maturities, available for sale	$20,155.8	$815.0	$(336.9)	$20,633.9	$(23.4)
Equity securities	$68.2	$.8	$(.9)	$68.1

Accumulated other comprehensive income is primarily comprised of the net effect of unrealized appreciation (depreciation) on our investments.  These amounts, included in shareholders’ equity as of December 31, 2011 and 2010, were as follows (dollars in millions):

	2011	2010
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	$(4.4)	$(4.4)
Net unrealized gains on all other investments	1,733.2	476.5
Adjustment to present value of future profits (a)	(214.8)	(17.6)
Adjustment to deferred acquisition costs	(289.3)	(53.8)
Unrecognized net loss related to deferred compensation plan	(8.3)	(7.7)
Deferred income tax liabilities	(434.8)	(140.3)
Accumulated other comprehensive income	$781.6	$252.7
_________

(a)	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003 (the date our Predecessor emerged from bankruptcy).

At December 31, 2011, adjustments to the present value of future profits, deferred acquisition costs and deferred income tax assets included $(182.0) million, $(89.0) million and $97.6 million, respectively, for premium deficiencies that would exist on certain long-term health products if unrealized gains on the assets backing such products had been realized and the proceeds from our sales of such assets were invested at then current yields.

Concentration of Fixed Maturity Securities, Available for Sale

The following table summarizes the carrying values and gross unrealized losses of our fixed maturity securities, available for sale, by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Energy/pipelines	$2,307.6	9.8%	$5.7	2.6%
Collateralized mortgage obligations	2,176.0	9.3	21.4	9.6
Utilities	2,113.0	9.0	1.8	.8
States and political subdivisions	1,954.4	8.3	13.6	6.1
Commercial mortgage-backed securities	1,433.0	6.1	7.9	3.5
Asset-backed securities	1,414.0	6.0	36.7	16.5
Insurance	1,356.2	5.8	15.0	6.8
Healthcare/pharmaceuticals	1,195.8	5.1	2.0	.9
Food/beverage	1,133.4	4.8	1.5	.7
Real estate/REITs	898.8	3.8	3.2	1.5
Cable/media	877.9	3.7	10.2	4.6
Banks	752.8	3.2	46.5	20.9
Capital goods	693.6	2.9	2.6	1.2
Transportation	543.8	2.3	.6	.3
Telecom	498.4	2.1	17.3	7.7
Aerospace/defense	449.5	1.9	.1	—
Building materials	388.7	1.7	13.8	6.2
Chemicals	388.6	1.7	—	—
Paper	367.8	1.6	3.6	1.6
Collateralized debt obligations	327.3	1.4	6.3	2.8
Metals and mining	320.3	1.4	2.1	.9
U.S. Treasury and Obligations	305.4	1.3	—	—
Consumer products	291.8	1.2	2.5	1.1
Brokerage	259.8	1.1	6.3	2.8
Technology	257.7	1.1	.3	.1
Other	810.4	3.4	1.9	.8
Total fixed maturities, available for sale	$23,516.0	100.0%	$222.9	100.0%

Below-Investment Grade Securities

At December 31, 2011, the amortized cost of the Company's below-investment grade fixed maturity securities was $2,039.6 million, or 9.4 percent of the Company's fixed maturity portfolio. The estimated fair value of the below-investment grade portfolio was $1,999.9 million, or 98 percent of the amortized cost.

Below-investment grade corporate debt securities have different characteristics than investment grade corporate debt securities.  Based on historical performance, probability of default by the borrower is significantly greater for below-investment grade corporate debt securities and in many cases severity of loss is relatively greater as such securities are generally unsecured and often subordinated to other indebtedness of the issuer.  Also, issuers of below-investment grade corporate debt securities frequently have higher levels of debt relative to investment-grade issuers, hence, all other things being equal, are generally more sensitive to adverse economic conditions.  The Company attempts to reduce the overall risk related to its investment in below-investment grade securities, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by issuer and/or guarantor and by industry.

Contractual Maturity

The following table sets forth the amortized cost and estimated fair value of fixed maturities, available for sale, at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties.  In addition, structured securities (such as asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, mortgage pass-through securities and collateralized mortgage obligations, collectively referred to as “structured securities”) frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$123.9	$125.7
Due after one year through five years	1,325.5	1,396.4
Due after five years through ten years	4,586.8	4,911.7
Due after ten years	10,512.2	11,699.9
Subtotal	16,548.4	18,133.7
Structured securities	5,230.7	5,382.3
Total fixed maturities, available for sale	$21,779.1	$23,516.0

Net Investment Income

Net investment income consisted of the following (dollars in millions):

	2011	2010	2009

Fixed maturities	$1,233.8	$1,162.6	$1,083.7
Trading income related to policyholder and reinsurer accounts and other special-purpose portfolios	14.6	43.7	11.1
Equity securities	1.7	.8	1.5
Mortgage loans	111.7	121.7	130.8
Policy loans	17.6	18.2	21.2
Options related to fixed index products:
Option income (loss)	36.5	57.3	(63.0)
Change in value of options	(57.7)	(29.1)	113.7
Other invested assets	14.5	9.1	10.0
Cash and cash equivalents	.4	.5	1.1
Gross investment income	1,373.1	1,384.8	1,310.1
Less investment expenses	19.0	17.9	17.4
Net investment income	$1,354.1	$1,366.9	$1,292.7

The estimated fair value of fixed maturity investments and mortgage loans not accruing investment income totaled $10.0 million and $7.9 million at December 31, 2011 and 2010, respectively.

Net Realized Investment Gains (Losses)

The following table sets forth the net realized investment gains (losses) for the periods indicated (dollars in millions):

	2011	2010	2009
Fixed maturity securities, available for sale:
Realized gains on sale	$183.1	$347.1	$367.9
Realized losses on sale	(59.9)	(147.7)	(233.9)
Impairments:
Total other-than-temporary impairment losses	(19.2)	(94.8)	(337.8)
Other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss)	5.3	(4.7)	188.3
Net impairment losses recognized	(13.9)	(99.5)	(149.5)
Net realized investment gains (losses) from fixed maturities	109.3	99.9	(15.5)
Equity securities	(.2)	.1	—
Commercial mortgage loans	(29.3)	(16.9)	(13.5)
Impairments of mortgage loans and other investments	(20.7)	(50.3)	(45.9)
Other	2.7	(2.6)	14.4
Net realized investment gains (losses)	$61.8	$30.2	$(60.5)

During 2011, we recognized net realized investment gains of $61.8 million, which were comprised of $96.4 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $5.5 billion and $34.6 million of writedowns of investments for other than temporary declines in fair value recognized through net income ($39.9 million, prior to the $5.3 million of impairment losses recognized through accumulated other comprehensive income (loss)).

During 2010, we recognized net realized investment gains of $30.2 million, which were comprised of $180.0 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $8.6 billion and $149.8 million of writedowns of investments for other than temporary declines in fair value recognized through net income ($146.8 million, prior to the $(3.0) million of impairment losses recognized through accumulated other comprehensive income (loss)).

During 2009, we recognized net realized investment losses of $60.5 million, which were comprised of $134.9 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $10.7 billion and $195.4 million of writedowns of investments for other than temporary declines in fair value recognized through net income ($385.0 million, prior to the $189.6 million of impairment losses recognized through other comprehensive loss).

At December 31, 2011, fixed maturity securities in default or considered nonperforming had both an aggregate amortized cost and a carrying value of $.4 million. We also had mortgage loans with an aggregate carrying value of $9.6 million that were in the process of foreclosure at December 31, 2011.

During 2010, we recorded an impairment charge of $70.6 million on an investment made by our Predecessor in a guaranteed investment contract issued by a Bermuda insurance company. We decided to pursue the early commutation of this investment in exchange for interests in certain underlying invested assets held by the insurance company. Information related to these underlying invested assets obtained in late December 2010 and early 2011 resulted in the recognition of the impairment charge. The guaranteed investment contract was scheduled to mature in December 2029 and had a projected future yield of 1.33 percent (the guaranteed minimum rate) immediately prior to the impairment charge. The estimated fair value of our investment in the guaranteed investment contract was $213 million at December 31, 2010. Also during 2010, other-than-temporary impairments recorded in earnings included: (i) $23.6 million of losses related to mortgage-backed and asset-backed securities, primarily reflecting changes related to the estimated future cash flows of the underlying assets and, for certain securities, changes in our intent to hold the securities; (ii) $40.8 million of losses related to commercial mortgage loans reflecting our concerns regarding the issuers' ability to continue to make contractual payments related to these loans and our estimate of the value of the underlying properties; (iii) $1.6 million related to a home office building which is available for sale; and (iv) $13.2 million of additional losses primarily related to various corporate securities and other invested assets following unforeseen issue-specific events or conditions.

During 2011, we completed the commutation of the investment in the guaranteed investment contract as discussed above pursuant to which we received government agency securities as well as equity interests in certain corporate investments with an aggregate fair value of $197.5 million in exchange for our holdings with a book value of $201.5 million (resulting in a net realized loss of $4.0 million).  During 2011, we recognized impairment charges of $11.5 million on the underlying invested assets.

During 2011, the $34.6 million of other-than-temporary impairments we recorded in earnings included:  (i) $11.5 million on an investment in a guaranteed investment contract as discussed above; (ii) $11.8 million of losses related to certain commercial mortgage loans ; (iii) $4.3 million related to investments held by a VIE as a result of our intent to sell such investments; and (iv) $7.0 million of additional losses following unforeseen issue-specific events or conditions.

During 2011, the $59.9 million of realized losses on sales of $1.0 billion of fixed maturity securities, available for sale, included:  (i) $24.1 million of losses related to the sales of mortgage-backed securities and asset-backed securities; (ii) $13.4 million related to sales of securities issued by states and political subdivisions; (iii) $8.9 million related to the partial commutations of the guaranteed investment contract as discussed above; and (iv) $13.5 million of additional losses primarily related to various corporate securities.  Securities are generally sold at a loss following unforeseen issue-specific events or conditions or shifts in perceived risks.  These reasons include but are not limited to:  (i) changes in the investment environment; (ii) expectation that the fair value could deteriorate further; (iii) desire to reduce our exposure to an asset class, an issuer or an industry; (iv) changes in credit quality; or (v) changes in expected liability cash flows.

During 2010, the $147.7 million of realized losses on sales of $1.4 billion of fixed maturity securities, available for sale, included: (i) $125.4 million of losses related to the sales of mortgage-backed securities and asset-backed securities; and (ii) $22.3 million of additional losses primarily related to various corporate securities. Securities are generally sold at a loss following unforeseen issue-specific events or conditions or shifts in perceived risks. These reasons include but are not limited to: (i) changes in the investment environment; (ii) expectation that the fair value could deteriorate further; (iii) desire to reduce our exposure to an asset class, an issuer or an industry; (iv) changes in credit quality; or (v) changes in expected liability cash flows.

During 2009, the $195.4 million of other-than-temporary impairments we recorded in earnings included: (i) $83.6 million of losses related to mortgage-backed and asset-backed securities, primarily reflecting changes related to the performance of the underlying assets and, for certain securities, changes in our intent regarding continuing to hold the securities; (ii) $40.9 million of losses related to commercial mortgage loans reflecting our concerns regarding the issuers' ability to continue to make contractual payments related to these loans and our estimate of the value of the underlying properties; (iii) $13.8 million of losses related to securities issued by a large commercial lender that recently filed bankruptcy; and (iv) $57.1 million of additional losses primarily related to various corporate securities following unforeseen issue-specific events or conditions and shifts in risks or uncertainty of the issuer.

During 2009, the $233.9 million of realized losses on sales of $1.3 billion of fixed maturity securities, available for sale, included: (i) $178.3 million of losses related to the sales of mortgage-backed securities and asset-backed securities; (ii) $11.3 million of losses related to the sale of securities issued by providers of financial guarantees and mortgage insurance; and (iii) $44.3 million of additional losses primarily related to various corporate securities.

Our fixed maturity investments are generally purchased in the context of a long-term strategy to fund insurance liabilities, so we do not generally seek to generate short-term realized gains through the purchase and sale of such securities.  In certain circumstances, including those in which securities are selling at prices which exceed our view of their underlying economic value, or when it is possible to reinvest the proceeds to better meet our long-term asset-liability objectives, we may sell certain securities.

During the first quarter of 2009, we adopted newly issued authoritative guidance, which changes the recognition and presentation of other-than-temporary impairments.  Refer to the note to the consolidated financial statements entitled “Summary of Significant Accounting Policies - Adopted Accounting Standards” for additional information.  The recognition provisions within this guidance apply only to our fixed maturity investments.

We regularly evaluate all of our investments with unrealized losses for possible impairment.  Our assessment of whether unrealized losses are “other than temporary” requires significant judgment.  Factors considered include:  (i) the extent to which fair value is less than the cost basis; (ii) the length of time that the fair value has been less than cost; (iii) whether the unrealized loss is event driven, credit-driven or a result of changes in market interest rates or risk premium; (iv) the near-term prospects for specific events, developments or circumstances likely to affect the value of the investment; (v) the investment’s rating and whether the investment is investment-grade and/or has been downgraded since its purchase; (vi) whether the issuer is current on all payments in accordance with the contractual terms of the investment and is expected to meet all of its obligations under the terms of the investment; (vii) whether we intend to sell the investment or it is more likely than not that circumstances will require us to sell the investment before recovery occurs; (viii) the underlying current and prospective asset and enterprise values of the issuer and the extent to which the recoverability of the carrying value of our investment may be affected by changes in such values; (ix) projections of, and unfavorable changes in, cash flows on structured securities including mortgage-backed and asset-backed securities; (x) the value of any collateral; and (xi) other objective and subjective factors.

Future events may occur, or additional information may become available, which may necessitate future realized losses of securities in our portfolio.  Significant losses in the estimated fair values of our investments could have a material adverse effect on our consolidated financial statements in future periods.

Impairment losses on equity securities are recognized in net income.  The manner in which impairment losses on fixed maturity securities, available for sale, are recognized in the financial statements is dependent on the facts and circumstances related to the specific security.  If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, the security is other-than-temporarily impaired and the full amount of the impairment is recognized as a loss through earnings.  If we do not expect to recover the amortized cost basis, we do not plan to sell the security, and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, less any current period credit loss, the recognition of the other-than-temporary impairment is bifurcated.  We recognize the credit loss portion in net income and the noncredit loss portion in accumulated other comprehensive income (loss).

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security.  The present value is determined using the best estimate of future cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security.  The methodology and assumptions for establishing the best estimate of future cash flows vary depending on the type of security.

For most structured securities, cash flow estimates are based on bond specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds and structural support, including excess spread, subordination and guarantees.  For corporate bonds, cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using bond specific facts and circumstances including timing, secured interest and loss severity.  The previous amortized cost basis less the impairment recognized in net income becomes the security’s new cost basis.  We accrete the new cost basis to the estimated future cash flows over the expected remaining life of the security.

The remaining non-credit impairment, which is recorded in accumulated other comprehensive income (loss), is the difference between the security’s estimated fair value and our best estimate of future cash flows discounted at the effective interest rate prior to impairment.  The remaining non-credit impairment typically represents changes in the market interest rates, current market liquidity and risk premiums.  As of December 31, 2011, other-than-temporary impairments included in accumulated other comprehensive income of $11.8 million (before taxes and related amortization) related to structured securities.

Mortgage loans are impaired when it is probable that we will not collect the contractual principal and interest on the loan. We measure impairment based upon the difference between the carrying value of the loan and the estimated fair value of the collateral securing the loan less cost to sell.

The following table summarizes the amount of credit losses recognized in earnings on fixed maturity securities, available for sale, held at the beginning of the period, for which a portion of the other-than-temporary impairment was also recognized in accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009 (dollars in millions):

	Year ended
	December 31,
	2011	2010	2009
Credit losses on fixed maturity securities, available for sale, beginning of period	$(6.1)	$(27.2)	$(.6)
Add: credit losses on other-than-temporary impairments not previously recognized	(1.1)	(1.7)	(20.7)
Less: credit losses on securities sold	5.2	33.3	5.4
Less: credit losses on securities impaired due to intent to sell (a)	—	1.9	—
Add: credit losses on previously impaired securities	—	(12.4)	(11.3)
Less: increases in cash flows expected on previously impaired securities	—	—	—
Credit losses on fixed maturity securities, available for sale, end of period	$(2.0)	$(6.1)	$(27.2)
__________

(a)
Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.

Investments with Unrealized Losses

The following table sets forth the amortized cost and estimated fair value of those fixed maturities, available for sale, with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.  Structured securities frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$16.7	$16.7
Due after one year through five years	267.2	259.2
Due after five years through ten years	741.4	703.2
Due after ten years	1,158.2	1,053.9
Subtotal	2,183.5	2,033.0
Structured securities	1,807.9	1,735.5
Total	$3,991.4	$3,768.5

The following summarizes the investments in our portfolio rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis for the period indicated as of December 31, 2011 (dollars in millions):

	Number of issuers	Cost basis	Unrealized loss	Estimated fair value
Less than 6 months	7	$64.7	$(17.5)	$47.2
Greater than or equal to 6 months and less than 12 months	1	14.8	(3.6)	11.2
	8	$79.5	$(21.1)	$58.4

The following table summarizes the gross unrealized losses of our fixed maturity securities, available for sale, by category and ratings category as of December 31, 2011 (dollars in millions):

	Investment grade		Below-investment grade
	AAA/AA/A	BBB	BB	B+ and below	Total gross unrealized losses
Banks	$13.9	$20.7	$11.9	$—	$46.5
Asset-backed securities	13.6	17.3	4.7	1.1	36.7
Collateralized mortgage obligations	3.2	.8	2.2	15.2	21.4
Telecom	—	13.1	1.2	3.0	17.3
Insurance	.8	12.7	1.5	—	15.0
Building materials	—	3.6	9.7	.5	13.8
States and political subdivisions	4.7	8.9	—	—	13.6
Cable/media	—	.4	6.2	3.6	10.2
Commercial mortgage-backed securities	7.2	.7	—	—	7.9
Collateralized debt obligations	4.1	.3	.9	1.0	6.3
Brokerage	5.7	.6	—	—	6.3
Energy/pipelines	—	4.0	1.6	.1	5.7
Paper	—	.1	3.5	—	3.6
Real estate/REITs	.1	1.5	1.6	—	3.2
Capital goods	—	2.1	.5	—	2.6
Consumer products	—	.3	1.9	.3	2.5
Metals and mining	—	1.3	.8	—	2.1
Healthcare/pharmaceuticals	—	1.2	.1	.7	2.0
Utilities	—	1.8	—	—	1.8
Food/beverage	—	1.0	—	.5	1.5
Gaming	—	—	—	.9	.9
Transportation	—	.6	—	—	.6
Technology	—	—	.2	.1	.3
Retail	—	.1	—	—	.1
Autos	—	.1	—	—	.1
Aerospace/defense	—	.1	—	—	.1
Mortgage pass-through securities	.1	—	—	—	.1
Other	—	.6	.1	—	.7
Total fixed maturities, available for sale	$53.4	$93.9	$48.6	$27.0	$222.9

Our investment strategy is to maximize, over a sustained period and within acceptable parameters of quality and risk, investment income and total investment return through active investment management.  Accordingly, we may sell securities at a gain or a loss to enhance the projected total return of the portfolio as market opportunities change, to reflect changing perceptions of risk, or to better match certain characteristics of our investment portfolio with the corresponding characteristics of our insurance liabilities.

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2011 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$9.1	$—	$.2	$—	$9.3	$—
States and political subdivisions	6.9	(.2)	155.4	(13.4)	162.3	(13.6)
Debt securities issued by foreign governments	.5	—	—	—	.5	—
Corporate securities	1,394.7	(57.0)	466.2	(79.9)	1,860.9	(136.9)
Asset-backed securities	437.6	(14.5)	147.5	(22.2)	585.1	(36.7)
Collateralized debt obligations	268.8	(6.3)	1.7	—	270.5	(6.3)
Commercial mortgage-backed securities	168.8	(5.2)	33.0	(2.7)	201.8	(7.9)
Mortgage pass-through securities	1.2	—	2.2	(.1)	3.4	(.1)
Collateralized mortgage obligations	645.0	(20.8)	29.7	(.6)	674.7	(21.4)
Total fixed maturities, available for sale	$2,932.6	$(104.0)	$835.9	$(118.9)	$3,768.5	$(222.9)
Equity securities	$41.6	$(3.0)	$.4	$—	$42.0	$(3.0)

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2010 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$196.9	$(11.8)	$.2	$—	$197.1	$(11.8)
States and political subdivisions	1,188.3	(53.5)	212.1	(43.6)	1,400.4	(97.1)
Corporate securities	2,562.3	(78.3)	712.1	(69.3)	3,274.4	(147.6)
Asset-backed securities	356.5	(6.0)	224.0	(25.3)	580.5	(31.3)
Collateralized debt obligations	117.0	(.9)	5.8	(.2)	122.8	(1.1)
Commercial mortgage-backed securities	15.5	—	111.8	(12.5)	127.3	(12.5)
Mortgage pass-through securities	.3	—	3.4	—	3.7	—
Collateralized mortgage obligations	661.0	(29.1)	112.9	(6.4)	773.9	(35.5)
Total fixed maturities, available for sale	$5,097.8	$(179.6)	$1,382.3	$(157.3)	$6,480.1	$(336.9)
Equity securities	$.4	$—	$6.1	$(.9)	$6.5	$(.9)

Based on management’s current assessment of investments with unrealized losses at December 31, 2011, the Company believes the issuers of the securities will continue to meet their obligations (or with respect to equity-type securities, the investment value will recover to its cost basis).  While we do not have the intent to sell securities with unrealized losses and it is not more likely than not that we will be required to sell securities with unrealized losses prior to their anticipated recovery, our intent on an individual security may change, based upon market or other unforeseen developments.  In such instances, if a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we had the intent to sell the security before its anticipated recovery.

Structured Securities

At December 31, 2011 fixed maturity investments included structured securities with an estimated fair value of $5.4 billion (or 23 percent of all fixed maturity securities).  The yield characteristics of structured securities differ in some respects from those of traditional corporate fixed-income securities or government securities.  For example, interest and principal payments on structured securities may occur more frequently, often monthly.  In many instances, we are subject to the risk that the amount and timing of principal and interest payments may vary from expectations.  For example, in many cases, partial prepayments may occur at the option of the issuer and prepayment rates are influenced by a number of factors that cannot be predicted with certainty, including:  the relative sensitivity of the underlying assets backing the security to changes in interest rates; a variety of economic, geographic and other factors; the timing and pace of liquidations of defaulted collateral; and various security-specific structural considerations (for example, the repayment priority of a given security in a securitization structure).  In addition, the total amount of payments for non-government structured securities may be affected by changes to cumulative default rates or loss severities of the related collateral.

Historically, the rate of prepayments on structured securities has tended to increase when prevailing interest rates have declined significantly in absolute terms and also relative to the interest rates on the underlying collateral. The yields recognized on structured securities purchased at a discount to par will increase (relative to the stated rate) when the underlying collateral prepays faster than expected. The yields recognized on structured securities purchased at a premium will decrease (relative to the stated rate) when the underlying collateral prepays faster than expected. When interest rates decline, the proceeds from prepayments may be reinvested at lower rates than we were earning on the prepaid securities. When interest rates increase, prepayments may decrease below expected levels. When this occurs, the average maturity and duration of structured securities increases, decreasing the yield on structured securities purchased at discounts and increasing the yield on those purchased at a premium because of a decrease in the annual amortization of premium.

For structured securities included in fixed maturities, available for sale, that were purchased at a discount or premium, we recognize investment income using an effective yield based on anticipated future prepayments and the estimated final maturity of the securities. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For credit sensitive mortgage-backed and asset-backed securities, and for securities that can be prepaid or settled in a way that we would not recover substantially all of our investment, the effective yield is recalculated on a prospective basis. Under this method, the amortized cost basis in the security is not immediately adjusted and a new yield is applied prospectively. For all other structured and asset-backed securities, the effective yield is recalculated when changes in assumptions are made, and reflected in our income on a retrospective basis. Under this method, the amortized cost basis of the investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. Such adjustments were not significant in 2011.

The following table sets forth the par value, amortized cost and estimated fair value of structured securities, summarized by interest rates on the underlying collateral, at December 31, 2011 (dollars in millions):

	Par value	Amortized cost	Estimated fair value
Below 4 percent	$576.0	$529.3	$521.9
4 percent – 5 percent	739.4	722.6	771.1
5 percent – 6 percent	2,678.5	2,592.3	2,675.3
6 percent – 7 percent	1,025.0	986.3	1,005.8
7 percent – 8 percent	201.7	208.1	212.9
8 percent and above	186.9	192.1	195.3
Total structured securities	$5,407.5	$5,230.7	$5,382.3

The amortized cost and estimated fair value of structured securities at December 31, 2011, summarized by type of security, were as follows (dollars in millions):

		Estimated fair value
Type	Amortized cost	Amount	Percent of fixed maturities
Pass-throughs, sequential and equivalent securities	$1,403.9	$1,444.5	6.1%
Planned amortization classes, target amortization classes and accretion-directed bonds	715.7	740.6	3.2
Commercial mortgage-backed securities	1,351.0	1,433.0	6.1
Asset-backed securities	1,405.2	1,414.0	6.0
Collateralized debt obligations	332.5	327.3	1.4
Other	22.4	22.9	.1
Total structured securities	$5,230.7	$5,382.3	22.9%

Pass-throughs, sequentials and equivalent securities have unique prepayment variability characteristics.  Pass-through securities typically return principal to the holders based on cash payments from the underlying mortgage obligations. Sequential securities return principal to tranche holders in a detailed hierarchy.  Planned amortization classes, targeted amortization classes and accretion-directed bonds adhere to fixed schedules of principal payments as long as the underlying mortgage loans experience prepayments within certain estimated ranges.  In most circumstances, changes in prepayment rates are first absorbed by support or companion classes insulating the timing of receipt of cash flows from the consequences of both faster prepayments (average life shortening) and slower prepayments (average life extension).

Commercial mortgage-backed securities are secured by commercial real estate mortgages, generally income producing properties that are managed for profit.  Property types include multi-family dwellings including apartments, retail centers, hotels, restaurants, hospitals, nursing homes, warehouses, and office buildings.  Most commercial mortgage-backed securities have call protection features whereby underlying borrowers may not prepay their mortgages for stated periods of time without incurring prepayment penalties.

Commercial Mortgage Loans

At December 31, 2011, the mortgage loan balance was primarily comprised of commercial loans. Approximately 7 percent, 7 percent, 6 percent, 6 percent, 5 percent and 5 percent of the mortgage loan balance were on properties located in California, Minnesota, Arizona, Florida, Indiana and Maryland, respectively. No other state comprised greater than five percent of the mortgage loan balance. Less than one percent of the commercial mortgage loan balance was noncurrent at December 31, 2011. We had no allowance for losses on mortgage loans at both December 31, 2011 and 2010.

The following table provides the weighted average loan-to-value ratio for our outstanding mortgage loans as of December 31, 2011 (dollars in millions):

Loan-to-value ratio (a)	Carrying value	Estimated fair value
Less than 60%	$626.3	$697.6
60% to 70%	382.5	415.6
70% to 80%	207.2	217.3
80% to 90%	218.9	241.6
Greater than 90%	167.9	163.3
Total	$1,602.8	$1,735.4
________________

(a)
Loan-to-value ratios are calculated as the ratio of:  (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.

Securities Lending

The Company participated in a securities lending program whereby certain fixed maturity securities from our investment portfolio were loaned to third parties via a lending agent for a short period of time. We maintained ownership of the loaned securities. We required collateral equal to 102 percent of the fair value of the loaned securities. The collateral was invested by the lending agent in accordance with our guidelines. The fair value of the loaned securities was monitored on a daily basis with additional collateral obtained as necessary. In the third quarter of 2010, the Company discontinued its securities lending program. Income generated from the program, net of expenses was recorded as net investment income and totaled $.2 million and $1.2 million in 2010 and 2009, respectively.

Other Investment Disclosures

Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had aggregate carrying values of $74.5 million and $77.7 million at December 31, 2011 and 2010, respectively.

The changes in unrealized appreciation (depreciation) included in accumulated other comprehensive income (loss) are net of reclassification adjustments for after-tax net gains (losses) from the sale of investments included in net income (loss) of approximately $38 million, $(114) million and $(385) million for the years ended December 31, 2011, 2010 and 2009, respectively.

CNO had no fixed maturity investments that were in excess of 10 percent of shareholders' equity at December 31, 2011 and 2010.